                                  ['97 GRAPHIC]

Nationwide(R) Variable Account - 9
December 31, 1997

                           [BEST OF AMERICA GRAPHIC]


                                                                   ANNUAL REPORT


                                [NATIONWIDE LOGO]

                                               Nationwide Life Insurance Company
                                                  Home Office: Columbus, Ohio

                               [NATIONWIDE LOGO]


                        NATIONWIDE LIFE INSURANCE COMPANY
                ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215 - 2220

                                    [PHOTO]

                              PRESIDENT'S MESSAGE

            We at Nationwide Life Insurance Company are pleased to bring you the 1997 annual report of the Nationwide Variable Account-9.

            Equity markets ended a volatile season to record the third straight year of gains topping the 20 percent mark. Additionally, returns on fixed income investments were buoyed by declining inflation, steady Federal Reserve policy and the positive outlook for lower budget deficits.

            The U.S. economy continues to be strong into 1998. However, there is still much uncertainty about what effect the Southeast Asian crisis will have on our economy during this year. The obvious result, we believe, will be a slowing of economic growth due to reduced exports, restrained pricing flexibility and lower corporate profits. We expect the Federal Reserve will continue to stay on the sidelines as the Southeast Asian economic turmoil plays out. At the same time, low inflation and low interest rates should continue to provide a healthy environment for financial assets.

            We are committed to our customers as our most valuable asset. Our commitment to you is to continue to add value to our products and services to help you achieve your financial planning and retirement goals. As always, we welcome and encourage your feedback.

                         /s/ Joseph J. Gasper
                             Joseph J. Gasper, President

                          NATIONWIDE VARIABLE ACCOUNT-9

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                DECEMBER 31, 1997

ASSETS:
   Investments at market value:
      American Century VP - American Century VP Income & Growth (ACVPIncGr)
         84,893 shares (cost $450,578) ................................................  $    457,574
      American Century VP - American Century VP International (ACVPInt)
         80,394 shares (cost $542,059) ................................................       549,894
      American Century VP - American Century VP Value (ACVPValue)
         196,160 shares (cost $1,338,005) .............................................     1,359,390
      The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)
         34,310 shares (cost $860,435) ................................................       856,728
      Dreyfus Stock Index Fund (DryStkIx)
         237,689 shares (cost $6,131,037) .............................................     6,120,488
      Dreyfus VIF - Capital Appreciation Portfolio (DryCapAp)
         33,406 shares (cost $933,581) ................................................       932,024
      Fidelity VIP - Equity-Income Portfolio - Service Class (FidVIPEI)
         219,066 shares (cost $5,236,886) .............................................     5,316,739
      Fidelity VIP - Growth Portfolio - Service Class (FidVIPGr)
         54,069 shares (cost $1,982,184) ..............................................     2,005,421
      Fidelity VIP - High Income Portfolio - Service Class (FidVIPHI)
         214,286 shares (cost $2,891,778) .............................................     2,907,867
      Fidelity VIP - Overseas Portfolio - Service Class (FidVIPOv)
         47,969 shares (cost $915,194) ................................................       921,008
      Fidelity VIP-II - Contrafund Portfolio - Service Class (FidVIPCon)
         186,227 shares (cost $3,654,849) .............................................     3,711,501
      Fidelity VIP-III - Growth Opportunities Portfolio - Service Class (FidVIPGrOp)
         133,797 shares (cost $2,533,275) .............................................     2,578,274
      Morgan Stanley - Emerging Markets Debt Portfolio (MSEmMkt)
         20,291 shares (cost $198,057) ................................................       196,210
      Nationwide SAT - Balanced Fund (NSATBal)
         88,368 shares (cost $887,470) ................................................       892,518
      Nationwide SAT - Capital Appreciation Fund (NSATCapAp)
         125,479 shares (cost $2,670,893) .............................................     2,661,401
      Nationwide SAT - Equity Income Fund (NSATEqInc)
         58,341 shares (cost $583,644) ................................................       592,744
      Nationwide SAT - Global Equities Fund (NSATGlobEq)
         50,842 shares (cost $510,241) ................................................       513,508
      Nationwide SAT - Government Bond Fund (NSATGvtBd)
         278,560 shares (cost $3,197,266) .............................................     3,170,007
      Nationwide SAT - High Income Bond Fund (NSATHIncBd)
         90,314 shares (cost $915,644) ................................................       913,981
      Nationwide SAT - Money Market Fund (NSATMyMkt)
         13,547,449 shares (cost $13,547,449) .........................................    13,547,449

                                                                     (Continued)

      Nationwide SAT - Multi Sector Bond Fund (NSATMSecBd)
         103,611 shares (cost $1,041,445) .............................................     1,041,294
      Nationwide SAT - Select Advisers Mid Cap Fund (NSATMidCap)
         23,045 shares (cost $223,629) ................................................       229,068
      Nationwide SAT - Small Cap Value Fund (NSATSmCapV)
         118,195 shares (cost $1,152,448) .............................................     1,157,126
      Nationwide SAT - Small Company Fund (NSATSmCo)
         98,316 shares (cost $1,579,198) ..............................................     1,558,309
      Nationwide SAT - Strategic Growth Fund (NSATStrGro)
         31,934 shares (cost $317,603) ................................................       326,042
      Nationwide SAT - Strategic Value Fund (NSATStrVal)
         47,632 shares (cost $479,420) ................................................       483,462
      Nationwide SAT - Total Return Fund (NSATTotRe)
         369,863 shares (cost $6,138,365) .............................................     6,058,352
      Neuberger & Berman AMT - Guardian Portfolio (NBAMTGuard)
         43,903 shares (cost $450,063) ................................................       461,856
      Neuberger & Berman AMT - Mid-Cap Growth Portfolio (NBAMTMCGr)
         134,925 shares (cost $1,507,668) .............................................     1,581,319
      Neuberger & Berman AMT - Partners Portfolio (NBAMTPart)
         648,620 shares (cost $13,284,917) ............................................    13,361,565
      Oppenheimer VAF - Capital Appreciation Fund (OppCapAp)
         17,589 shares (cost $715,409) ................................................       720,432
      Oppenheimer VAF - Growth Fund (OppGro)
         29,292 shares (cost $940,476) ................................................       950,219
      Oppenheimer VAF - Growth & Income Fund (OppGrInc)
         52,688 shares (cost $1,059,047) ..............................................     1,084,321
      Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt)
         59,776 shares (cost $653,391) ................................................       657,534
      Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)
         14,006 shares (cost $216,855) ................................................       220,174
      Van Kampen American Capital LIT -
      Morgan Stanley Real Estate Securities Portfolio (MSRESec)
         66,892 shares (cost $1,120,342) ..............................................     1,060,238
      Warburg Pincus Trust - Growth & Income Portfolio (WPGrInc)
         42,112 shares (cost $428,967) ................................................       435,022
      Warburg Pincus Trust - International Equity Portfolio (WPIntEq)
         77,526 shares (cost $857,239) ................................................       813,248
      Warburg Pincus Trust - Post Venture Capital Portfolio (WPPVenCap)
         12,882 shares (cost $140,450) ................................................       142,473
                                                                                            ---------
            Total investments .........................................................    82,546,780
   Accounts receivable ................................................................         3,013
                                                                                            ---------
            Total assets ..............................................................    82,549,793
ACCOUNTS PAYABLE ......................................................................       364,121
                                                                                            ---------
CONTRACT OWNERS' EQUITY (NOTE 4)                                                         $ 82,185,672
                                                                                            =========

See accompanying notes to financial statements.

                        NATIONWIDE VARIABLE ACCOUNT - 9
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
          FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF OPERATIONS)
                           THROUGH DECEMBER 31, 1997

                                                         TOTAL            ACVPINCGR           ACVPINT           ACVPVALUE
                                                      -----------        -----------        -----------        -----------
INVESTMENT ACTIVITY:
  Reinvested dividends...........................  $      184,101                 --                 --                 --
  Mortality and expense risk charges (note 2)....         (44,505)              (231)              (247)              (638)
                                                      -----------        -----------        -----------        -----------
  Net investment activity........................         139,596               (231)              (247)              (638)
                                                      -----------        -----------        -----------        -----------

Proceeds from mutual fund shares sold............       1,928,035              3,255                 --                 --
Cost of mutual fund shares sold..................      (1,932,025)            (3,092)                --                 --
                                                      -----------        -----------        -----------        -----------
  Realized gain (loss) on investments............          (3,990)               163                 --                 --
Change in unrealized gain (loss) on investments..         259,323              6,996              7,835             21,385
                                                      -----------        -----------        -----------        -----------
  Net gain (loss) on investments.................         255,333              7,159              7,835             21,385
                                                      -----------        -----------        -----------        -----------
Reinvested capital gains.........................         478,503                 --                 --                 --
                                                      -----------        -----------        -----------        -----------
    Net increase (decrease) in contract owners'
      equity resulting from operations...........         873,432              6,928              7,588             20,747
                                                      -----------        -----------        -----------        -----------
EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners..............................       81,649,336            389,541            451,373            929,382
  Transfers between funds.......................               --             61,740             90,951            410,117
  Redemptions...................................         (339,129)              (635)               (18)              (856)
  Contingent deferred sales charges (note 2)....             (409)                --                 --                 --
  Adjustments to maintain reserves..............            2,442                  5                  4                  8
                                                      -----------        -----------        -----------        -----------
    Net equity transactions.....................       81,312,240            450,651            542,310          1,338,651
                                                      -----------        -----------        -----------        -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY...........       82,185,672            457,579            549,898          1,359,398
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD.....               --                 --                 --                 --
                                                      -----------        -----------        -----------        -----------
CONTRACT OWNERS' EQUITY END OF PERIOD...........      $82,185,672            457,579            549,898          1,359,398
                                                      ===========        ===========        ===========        ===========



                                                    DRYSRGRO           DRYSTKIX           DRYCAPAP            FIDVIPEI
                                                   -----------        -----------        -----------        -----------
INVESTMENT ACTIVITY:
  Reinvested dividends...........................        2,537             19,230              4,948                 --
  Mortality and expense risk charges (note 2)....         (432)            (2,973)              (430)            (2,576)
                                                   -----------        -----------        -----------        -----------
  Net investment activity........................        2,105             16,257              4,518             (2,576)
                                                   -----------        -----------        -----------        -----------

Proceeds from mutual fund shares sold............           --             53,202                 --             72,868
Cost of mutual fund shares sold..................           --            (55,328)                --            (74,460)
                                                   -----------        -----------        -----------        -----------
  Realized gain (loss) on investments............           --             (2,126)                --             (1,592)
Change in unrealized gain (loss) on investments..       (3,707)           (10,549)            (1,557)            79,853
                                                   -----------        -----------        -----------        -----------
  Net gain (loss) on investments.................       (3,707)           (12,675)            (1,557)            78,261
                                                   -----------        -----------        -----------        -----------
Reinvested capital gains.........................       20,741             83,330                414                 --
                                                   -----------        -----------        -----------        -----------
    Net increase (decrease) in contract owners'..
      equity resulting from operations...........       19,139             86,912              3,375             75,685
                                                   -----------        -----------        -----------        -----------
EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners..............................       806,446          5,885,293            894,637          4,978,409
  Transfers between funds.......................        32,713            151,175             34,011            268,956
  Redemptions...................................        (1,570)            (3,783)                --             (7,395)
  Contingent deferred sales charges (note 2)....            --                 --                 --                 --
  Adjustments to maintain reserves..............            (4)             1,038                 (1)             1,150
                                                   -----------        -----------        -----------        -----------
    Net equity transactions.....................       837,585          6,033,723            928,647          5,241,120
                                                   -----------        -----------        -----------        -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY...........       856,724          6,120,635            932,022          5,316,805
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD.....            --                 --                 --                 --
                                                   -----------        -----------        -----------        -----------
CONTRACT OWNERS' EQUITY END OF PERIOD...........       856,724          6,120,635            932,022          5,316,805
                                                   ===========        ===========        ===========        ===========

See accompanying notes to financial statements.

                        NATIONWIDE VARIABLE ACCOUNT - 9
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
          FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF OPERATIONS)
                           THROUGH DECEMBER 31, 1997

                                                     FIDVIPGR           FIDVIPHI           FIDVIPOV       FIDVIPCON
                                                    -----------        -----------        -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends...........................  $              -               -               -               -
  Mortality and expense risk charges (note 2)....               (956)         (1,568)           (438)         (2,331)
                                                      --------------     -----------        --------      ----------
  Net investment activity........................               (956)         (1,568)           (438)         (2,331)
                                                      --------------     -----------        --------      ----------

Proceeds from mutual fund shares sold............             24,231              -            5,931              -
Cost of mutual fund shares sold..................            (24,000)             -           (5,843)             -
                                                      --------------     -----------        --------      ----------
  Realized gain (loss) on investments............                231              -               88              -
Change in unrealized gain (loss) on investments..             23,237          16,089           5,814          56,652
                                                      --------------     -----------        --------      ----------
  Net gain (loss) on investments.................             23,468          16,089           5,902          56,652
                                                      --------------     -----------        --------      ----------
Reinvested capital gains.........................                 -               -               -               -
                                                      --------------     -----------        --------      ----------
    Net increase (decrease) in contract owners'
      equity resulting from operations...........             22,512          14,521           5,464          54,321
                                                      --------------     -----------        --------      ----------
EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners..............................           1,981,907       2,761,595         757,896       3,573,555
  Transfers between funds.......................               1,697         132,705         157,648          83,693
  Redemptions...................................                (577)           (954)             -              (70)
  Contingent deferred sales charges (note 2)....                  -               -               -               -
  Adjustments to maintain reserves..............                (111)             (1)             (2)              7
                                                      --------------     -----------        --------      ----------
    Net equity transactions.....................           1,982,916       2,893,345         915,542       3,657,185
                                                      --------------     -----------        --------      ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY...........           2,005,428       2,907,866         921,006       3,711,506
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD.....   $              -               -               -               -
                                                      --------------     -----------        --------      ----------
CONTRACT OWNERS' EQUITY END OF PERIOD...........           2,005,428       2,907,866         921,006       3,711,506
                                                      ==============     ===========        ========      ==========


                                                   FIDVIPGROP           MSEMMKT            NSATBAL           NSATCAPAP
                                                   -----------        -----------        -----------        -----------
INVESTMENT ACTIVITY:
  Reinvested dividends...........................          -            3,740                   3,951            5,462
  Mortality and expense risk charges (note 2)....      (1,137)           (110)                   (459)          (1,430)
                                                   ----------          ------               ---------        ---------
  Net investment activity........................      (1,137)          3,630                   3,492            4,032
                                                   ----------          ------               ---------        ---------

Proceeds from mutual fund shares sold............           3             810                      -                -
Cost of mutual fund shares sold..................          (3)           (823)                     -                -
                                                   ----------          ------               ---------        ---------
  Realized gain (loss) on investments............          -               -                       -                -
Change in unrealized gain (loss) on investments..      44,999          (1,847)                  5,048           (9,492)
                                                   ----------          ------               ---------        ---------
  Net gain (loss) on investments.................      44,999          (1,860)                  5,048           (9,492)
                                                   ----------          ------               ---------        ---------
Reinvested capital gains.........................          -            1,623                      -            52,894
                                                   ----------          ------               ---------        ---------
    Net increase (decrease) in contract owners'
      equity resulting from operations...........      43,862           3,393                   8,540           47,434
                                                   ----------          ------               ---------        ---------
EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners..............................    2,201,875         185,958                 818,465        2,528,751
  Transfers between funds.......................      332,841           6,858                  65,644           88,972
  Redemptions...................................         (304)             -                      (90)          (3,756)
  Contingent deferred sales charges (note 2)....           -               -                       -                -
  Adjustments to maintain reserves..............           (4)             (1)                    (26)               4
                                                   ----------          ------               ---------        ---------
    Net equity transactions.....................    2,534,408         192,815                 883,993        2,613,971
                                                   ----------          ------               ---------        ---------

NET CHANGE IN CONTRACT OWNERS' EQUITY...........    2,578,270         196,208                 892,533        2,661,405
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD.....           -               -                       -                -
                                                   ----------         -------                 -------        ---------
CONTRACT OWNERS' EQUITY END OF PERIOD...........    2,578,270         196,208                 892,533        2,661,405
                                                   ==========         =======                ========        =========


                        NATIONWIDE VARIABLE ACCOUNT - 9
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
          FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF OPERATIONS)
                           THROUGH DECEMBER 31, 1997

                                                    NSATEqInc         NSATGlobEq          NSATGvtBd         NSATHIncBd
                                                   -----------        -----------        -----------        -----------
INVESTMENT ACTIVITY:
  Reinvested dividends                             $     989               871              46,514               9,587
  Mortality and expense risk charges note 2)            (411)             (326)             (1,730)               (637)
                                                   ---------         ---------          ----------           ---------
  Net investment activity                                578               545              44,784               8,950
                                                   ---------         ---------          ----------           ---------

Proceeds from mutual fund shares sold                      2                -               24,775                 663
Cost of mutual fund shares sold                           (3)               -              (24,775)               (653)
                                                   ---------         ---------          ----------           ---------
  Realized gain (loss) on investments                     (1)               -                   -                   10
Change in unrealized gain (loss) on investments        9,100             3,267             (27,259)             (1,663)
                                                   ---------         ---------          ----------           ---------
  Net gain (loss) on investments                       9,099             3,267             (27,259)             (1,653)
                                                   ---------         ---------          ----------           ---------
Reinvested capital gains                                  -                 -                   -                   -
                                                   ---------         ---------          ----------           ---------
    Net increase (decrease) in contract owners'
      equity resulting from operations                 9,677             3,812              17,525               7,297
                                                   ---------         ---------          ----------           ---------
EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners                                   524,315           505,387           3,147,571             762,946
  Transfers between funds                             58,870             4,389               4,912             144,381
  Redemptions                                           (135)               -                   -                 (643)
  Contingent deferred sales charges (note 2)              -                 -                   -                   -
  Adjustments to maintain reserves                        14              (105)                  1                  -
                                                   ---------         ---------          ----------           ---------
    Net equity transactions                          583,064           509,671           3,152,484             906,684
                                                   ---------         ---------          ----------           ---------

NET CHANGE IN CONTRACT OWNERS' EQUITY                592,741           513,483           3,170,009             913,981
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD               -                 -                   -                   -
CONTRACT OWNERS' EQUITY END OF PERIOD              ---------         ---------          ----------           ---------
                                                   $ 592,741           513,483           3,170,009             913,981
                                                   =========         =========          ==========           =========



                                                       NSATMyMkt         NSATMSecBd      NSATMidCap          NSATSmCapV
                                                      -----------        -----------     -----------        -------------
INVESTMENT ACTIVITY:
  Reinvested dividends                                      35,527            5,220              535                 590
  Mortality and expense risk charges note 2)                (7,038)            (610)            (121)               (603)
                                                      ------------       ----------       ----------         -----------
  Net investment activity                                   28,489            4,610              414                 (13)
                                                      ------------       ----------       ----------         -----------

Proceeds from mutual fund shares sold                      772,983                3               -                   -
Cost of mutual fund shares sold                           (772,983)              (3)              -                   -
                                                      ------------       ----------       ----------         -----------
  Realized gain (loss) on investments                           -                -                -                   -
Change in unrealized gain (loss) on investments                 -              (151)           5,439               4,678
                                                      ------------       ----------       ----------         -----------
  Net gain (loss) on investments                                -              (151)           5,439               4,678
                                                      ------------       ----------       ----------         -----------
Reinvested capital gains                                        -                -                -                4,611
                                                      ------------       ----------       ----------         -----------
    Net increase (decrease) in contract owners'
      equity resulting from operations                      28,489            4,459            5,853               9,276
                                                      ------------       ----------       ----------         -----------
EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners                                      16,698,066          862,594          205,427           1,082,589
  Transfers between funds                               (3,252,991)         174,229           20,348              65,401
  Redemptions                                             (289,851)              -                -                   -
  Contingent deferred sales charges (note 2)                  (409)              -                -                   -
  Adjustments to maintain reserves                           2,636               14               (7)               (112)
                                                      ------------       ----------       ----------         -----------
    Net equity transactions                             13,157,451        1,036,837          223,209           1,147,878
                                                      ------------       ----------       ----------         -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY                   13,185,940        1,041,296          229,062           1,157,154
Contract owners' equity beginning of period                     -                -                -                   -
Contract owners' equity end of period                 ------------       ----------       ----------         -----------
                                                        13,185,940        1,041,296          229,062           1,157,154
                                                      ============       ==========       ==========         ===========

                                                                     (Continued)

                        NATIONWIDE VARIABLE ACCOUNT - 9
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
          FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF OPERATIONS)
                           THROUGH DECEMBER 31, 1997

                                                        NSATSmCo         NSATStrGro         NSATStrVal          NSATTotRe
                                                      -----------        -----------        -----------        -----------
INVESTMENT ACTIVITY:
  Reinvested dividends                             $       --                  301                542             15,396
  Mortality and expense risk charges (note 2)              (936)              (150)              (222)            (3,422)
                                                    -----------        -----------        -----------        -----------
  Net investment activity                                  (936)               151                320             11,974
                                                    -----------        -----------        -----------        -----------

Proceeds from mutual fund shares sold                      --                    1               --                 --
Cost of mutual fund shares sold                            --                   (1)              --                 --
                                                    -----------        -----------        -----------        -----------
  Realized gain (loss) on investments                      --                 --                 --                 --
Change in unrealized gain (loss) on investments         (20,889)             8,439              4,042            (80,013)
                                                    -----------        -----------        -----------        -----------
  Net gain (loss) on investments                        (20,889)             8,439              4,042            (80,013)
                                                    -----------        -----------        -----------        -----------
Reinvested capital gains                                 39,296               --                 --              175,028
                                                    -----------        -----------        -----------        -----------
    Net increase (decrease) in contract owners'
      equity resulting from operations                   17,471              8,590              4,362            106,989
                                                    -----------        -----------        -----------        -----------
EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners                                    1,396,707            310,341            364,129          5,708,934
  Transfers between funds                               144,223              7,111            114,972            247,938
  Redemptions                                               (19)              --                 --               (5,049)
  Contingent deferred sales charges (note 2)               --                 --                 --                 --
  Adjustments to maintain reserves                          (67)              --                 --                 (666)
                                                    -----------        -----------        -----------        -----------
    Net equity transactions                           1,540,844            317,452            479,101          5,951,157
                                                    -----------        -----------        -----------        -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY                 1,558,315            326,042            483,463          6,058,146
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD                --                 --                 --                 --
CONTRACT OWNERS' EQUITY END OF PERIOD                $1,558,315            326,042            483,463          6,058,146
                                                    ===========        ===========        ===========        ===========




                                                   NBAMTGuard          NBAMTMCGr          NBAMTPart          OppCapAp
                                                   -----------        -----------        -----------        -----------
INVESTMENT ACTIVITY:
  Reinvested dividends                                    --                 --                 --                 --
  Mortality and expense risk charges (note 2)             (322)              (702)            (7,474)              (478)
                                                   -----------        -----------        -----------        -----------
  Net investment activity                                 (322)              (702)            (7,474)              (478)
                                                   -----------        -----------        -----------        -----------

Proceeds from mutual fund shares sold                       34                  2              9,558              1,574
Cost of mutual fund shares sold                            (32)                (2)            (8,600)            (1,616)
                                                   -----------        -----------        -----------        -----------
  Realized gain (loss) on investments                        2               --                  (43)               (52)
Change in unrealized gain (loss) on investments         11,793             73,651             76,648              5,023
                                                   -----------        -----------        -----------        -----------
  Net gain (loss) on investments                        11,795             73,651             76,605              4,971
                                                   -----------        -----------        -----------        -----------
Reinvested capital gains                                  --                 --                 --                 --
                                                   -----------        -----------        -----------        -----------
    Net increase (decrease) in contract owners'
      equity resulting from operations                  11,473             72,949             69,131              4,493
                                                   -----------        -----------        -----------        -----------
EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners                                     399,649          1,023,027         12,820,732            690,779
  Transfers between funds                               51,821            488,359            483,875             25,316
  Redemptions                                             --               (3,016)           (12,173)              (192)
  Contingent deferred sales charges (note 2)              --                 --                 --                 --
  Adjustments to maintain reserves                        (876)                 3                 21                 45
                                                   -----------        -----------        -----------        -----------
    Net equity transactions                            450,594          1,508,373         13,292,455            715,948
                                                   -----------        -----------        -----------        -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY                  462,067          1,581,322         13,361,586            720,441
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD               --                 --                 --                 --
CONTRACT OWNERS' EQUITY END OF PERIOD                  462,067          1,581,322         13,361,586            720,441
                                                   ===========        ===========        ===========        ===========



                        NATIONWIDE VARIABLE ACCOUNT - 9
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
          FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF OPERATIONS)
                           THROUGH DECEMBER 31, 1997

                                                        OPPGRO          OPPGRINC           VEWRLDMKT         VEWRLDHAS
                                                      -----------      -----------        -----------       -----------
INVESTMENT ACTIVITY:
  Reinvested dividends                             $        --               1,975              --                --
  Mortality and expense risk charges (note 2)               (469)             (674)             (590)             (111)
                                                      ----------        ----------        ----------        ----------
  Net investment activity                                   (469)            1,301              (590)             (111)
                                                      ----------        ----------        ----------        ----------

Proceeds from mutual fund shares sold                       --                   8           505,309              --
Cost of mutual fund shares sold                             --                  (8)         (492,562)             --
                                                      ----------        ----------        ----------        ----------
  Realized gain (loss) on investments                       --                --              12,747              --
Change in unrealized gain (loss) on investments            9,743            25,274             4,143             3,319
                                                      ----------        ----------        ----------        ----------
  Net gain (loss) on investments                           9,743            25,274            16,890             3,319
                                                      ----------        ----------        ----------        ----------
Reinvested capital gains                                    --                --                --                --
                                                      ----------        ----------        ----------        ----------
    Net increase (decrease) in contract owners'
      equity resulting from operations                     9,274            26,575            16,300             3,208
                                                      ----------        ----------        ----------        ----------
EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners                                       933,456           953,722         1,193,031           178,412
  Transfers between funds                                  7,668           104,635          (549,841)           38,553
  Redemptions                                                (27)             (199)           (1,956)             --
  Contingent deferred sales charges (note 2)                --                --               --                 --
                                                      ----------        ----------        ----------        ----------
  Adjustments to maintain reserves                          (138)             (358)                2                 6
                                                      ----------        ----------        ----------        ----------
    Net equity transactions                              940,959         1,057,800           641,236           216,971
                                                      ----------        ----------        ----------        ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY                    950,233         1,084,375           657,536           220,179
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD                 --                --                --                --
                                                   $  ----------        ----------        ----------        ----------
CONTRACT OWNERS' EQUITY END OF PERIOD                    950,233         1,084,375           657,536           220,179
                                                      ==========        ==========        ==========        ==========



                                                     MSRESEC            WPGRINC            WPINTEQ           WPPVENCAP
                                                   -----------        -----------        -----------        -----------
INVESTMENT ACTIVITY:
  Reinvested dividends                                 19,701             1,508             4,961                16
  Mortality and expense risk charges note 2)             (545)             (219)             (469)             (290)
                                                   ----------        ----------        ----------        ----------
  Net investment activity                              19,156             1,289             4,492              (274)
                                                   ----------        ----------        ----------        ----------

Proceeds from mutual fund shares sold                    --                --               5,961           447,873
Cost of mutual fund shares sold                          --                --              (6,534)         (460,704)
                                                   ----------        ----------        ----------        ----------
  Realized gain (loss) on investments                    --                --                (573)          (12,831)
Change in unrealized gain (loss) on investments       (60,104)            6,055           (43,991)            2,023
                                                   ----------        ----------        ----------        ----------
  Net gain (loss) on investments                      (60,104)            6,055           (44,564)          (10,808)
                                                   ----------        ----------        ----------        ----------
Reinvested capital gains                               66,235              --              34,331              --
                                                   ----------        ----------        ----------        ----------
    Net increase (decrease) in contract owners'
      equity resulting from operations                 25,287             7,344            (5,741)          (11,082)
                                                   ----------        ----------        ----------        ----------
EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners                                    917,137           402,032           838,600           584,670
  Transfers between funds                             117,890            25,646           (19,613)         (427,813)
  Redemptions                                            --                --                --              (3,302)
  Contingent deferred sales charges (note 2)             --                --                --                --
                                                   ----------        ----------        ----------        ----------
  Adjustments to maintain reserves                        (46)               (2)               11              --
                                                   ----------        ----------        ----------        ----------
    Net equity transactions                         1,034,981           427,676           818,998           153,555
                                                   ----------        ----------        ----------        ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY               1,060,268           435,020           813,257           142,473
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD              --                --                --                --
                                                   ----------        ----------        ----------        ----------
CONTRACT OWNERS' EQUITY END OF PERIOD               1,060,268           435,020           813,257           142,473
                                                   ==========        ==========        ==========        ==========

See accompanying notes to financial statements.

                          NATIONWIDE VARIABLE ACCOUNT-9

                          NOTES TO FINANCIAL STATEMENTS

                                DECEMBER 31, 1997


(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a) Organization and Nature of Operations

         The Nationwide Variable Account-9 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on May 22, 1997. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

         The Company offers tax qualified and non-tax qualified Modified Single Premium Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

     (b) The Contracts

         Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

         With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

              Portfolios of the American Century Variable Portfolios, Inc.
                    (American Century VP);
                American Century VP - American Century VP Income & Growth
                    (ACVPIncGr)
                American Century VP - American Century VP International
                    (ACVPInt)
                American Century VP - American Century VP Value (ACVPValue)

              The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)

              Dreyfus Stock Index Fund (DryStkIx)

              Portfolio of the Dreyfus Variable Investment Fund (Dreyfus VIF);
                Dreyfus VIF - Capital Appreciation Portfolio (DryCapAp)

              Portfolios of the Fidelity Variable Insurance Products Fund
                    (Fidelity VIP);
                Fidelity VIP - Equity-Income Portfolio - Service Class
                    (FidVIPEI)
                Fidelity VIP - Growth Portfolio - Service Class (FidVIPGr) Fidelity VIP - High Income Portfolio - Service Class (FidVIPHI) Fidelity VIP - Overseas Portfolio - Service Class (FidVIPOv)

              Portfolio of the Fidelity Variable Insurance Products Fund II
                    (Fidelity VIP-II);
                Fidelity VIP-II - Contrafund Portfolio - Service Class
                    (FidVIPCon)

              Portfolio of the Fidelity Variable Insurance Products Fund III
                    (Fidelity VIP-III);
                Fidelity VIP-III - Growth Opportunities Portfolio - Service
                    Class (FidVIPGrOp)

              Portfolio of the Morgan Stanley Universal Funds, Inc.
                    (Morgan Stanley); Morgan Stanley - Emerging Markets Debt Portfolio (MSEmMkt)

              Funds of the Nationwide Separate Account Trust (Nationwide SAT) (managed for a fee by an affiliated investment advisor);
                Nationwide SAT - Balanced Fund (NSATBal)
                Nationwide SAT - Capital Appreciation Fund (NSATCapAp) Nationwide SAT - Equity Income Fund (NSATEqInc)
                Nationwide SAT - Global Equity Fund (NSATGlobEq)
                Nationwide SAT - Government Bond Fund (NSATGvtBd)
                Nationwide SAT - High Income Bond Fund (NSATHIncBd) Nationwide SAT - Money Market Fund (NSATMyMkt)
                Nationwide SAT - Multi Sector Bond Fund (NSATMSecBd) Nationwide SAT - Select Advisers Mid Cap Fund (NSATMidCap) Nationwide SAT - Small Cap Value Fund (NSATSmCapV)
                Nationwide SAT - Small Company Fund (NSATSmCo)
                Nationwide SAT - Strategic Growth Fund (NSATStrGro) Nationwide SAT - Strategic Value Fund (NSATStrVal)
                Nationwide SAT - Total Return Fund (NSATTotRe)

              Portfolios of the Neuberger & Berman Advisers Management Trust
                (Neuberger & Berman AMT);
                Neuberger & Berman AMT - Guardian Portfolio (NBAMTGuard) Neuberger & Berman AMT - Mid-Cap Growth Portfolio (NBAMTMCGr) Neuberger & Berman AMT - Partners Portfolio (NBAMTPart)

              Funds of the Oppenheimer Variable Account Funds (Oppenheimer VAF);
                Oppenheimer VAF - Capital Appreciation Fund (OppCapAp) Oppenheimer VAF - Growth Fund (OppGro)
                Oppenheimer VAF - Growth & Income Fund (OppGrInc)

              Funds of the Van Eck Worldwide Insurance Trust (Van Eck WIT);
                Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt) Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)

              Portfolio of the Van Kampen American Capital Life Investment Trust
                (Van Kampen American Capital LIT);
                Van Kampen American Capital LIT - Morgan Stanley Real Estate Securities Portfolio (MSRESec)

              Portfolios of the Warburg Pincus Trust;
                Warburg Pincus Trust - Growth & Income Portfolio (WPGrInc) Warburg Pincus Trust - International Equity Portfolio (WPIntEq) Warburg Pincus Trust - Post Venture Capital Portfolio
                  (WPPVenCap)

      At December 31, 1997, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2).

      The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

(c)   Security Valuation, Transactions and Related Investment Income

      The market value of the underlying mutual funds is based on the closing net asset value per share at December 31, 1997. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

(d)   Federal Income Taxes

      Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

      The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

(e)       Use of Estimates in the Preparation of Financial Statements

          The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)   EXPENSES

      The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered the Company will, with certain exceptions, deduct from a contract owner's contract value a contingent deferred sales charge not to exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining 1% per year, to 0%, after the purchase payment has been held in the contract for 84 months. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

      The Company deducts a mortality and expense risk charge assessed through the daily unit value calculation equal to an annual rate of 0.95% (Base). Optional long term care facility with a one-year stepped up death benefit rider is offered at an additional annual rate of 0.05% (Rider Option 1). Optional long term care facility with a 5% enhanced death benefit rider is offered at an additional annual rate of 0.10% (Rider Option 2).

      The following table provides mortality, expense and administration charges by contract type for the period ended December 31, 1997:

                                             TOTAL           ACVPINCGR        ACVPINT          ACVPVALUE         DRYSRGRO
                                         ------------      ------------     ------------      ------------     ------------
     BOA Future (Base)...............    $     26,321               119              169               235              245
     BOA Future (Rider Option 1).....          13,431                83               58               348              157
     BOA Future (Rider Option 2).....           4,753                29               20                55               30
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................    $     44,505               231              247               638              432
                                         ============      ============     ============      ============     ============

                                           DRYSTKIX          DRYCAPAP         FIDVIPEI          FIDVIPGR         FIDVIPHI
                                         ------------      ------------     ------------      ------------     ------------
     BOA Future (Base)...............    $      1,875               267            1,422               572            1,047
     BOA Future (Rider Option 1).....             946               133              815               312              382
     BOA Future (Rider Option 2).....             152                30              339                72              139
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................    $      2,973               430            2,576               956            1,568
                                         ============      ============     ============      ============     ============

                                           FIDVIPOV         FIDVIPCON        FIDVIPGROP         MSEMMKT           NSATBAL
                                         ------------      ------------     ------------      ------------     ------------
     BOA Future (Base)...............    $        303             1,607              596                54              195
     BOA Future (Rider Option 1).....              95               564              418                40              154
     BOA Future (Rider Option 2).....              40               160              123                16              110
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................    $        438             2,331            1,137               110              459
                                         ============      ============     ============      ============     ============

                                           NSATCAPAP         NSATEQINC       NSATGLOBEQ         NSATGVTBD       NSATHINCBD
                                         ------------      ------------     ------------      ------------     ------------
     BOA Future (Base)...............    $        739               265              165             1,060              359
     BOA Future (Rider Option 1).....             447               116              116               369              153
     BOA Future (Rider Option 2).....             244                30               45               301              125
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................    $      1,430               411              326             1,730              637
                                         ============      ============     ============      ============     ============

                                           NSATMYMKT        NSATMSECBD       NSATMIDCAP        NSATSMCAPV        NSATSMCO
                                         ------------      ------------     ------------      ------------     ------------
     BOA Future (Base)...............    $      4,055               353               37               376              473
     BOA Future (Rider Option 1).....           1,841               186               62               190              380
     BOA Future (Rider Option 2).....           1,142                71               22                37               83
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................    $      7,038               610              121               603              936
                                         ============      ============     ============      ============     ============

                                          NSATStrGro        NSATStrVal        NSATTotRe        NBAMTGuard        NBAMTMCGr
                                         ------------      ------------     ------------      ------------     ------------
     BOA Future (Base)...............    $         83               125            2,108               110              183
     BOA Future (Rider Option 1).....              44                66              945               158              427
     BOA Future (Rider Option 2).....              23                31              369                54               92
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................    $        150               222            3,422               322              702
                                         ============      ============     ============      ============     ============

                                           NBAMTPart         OppCapAp          OppGro           OppGrInc        VEWrldEMkt
                                         ------------      ------------     ------------      ------------     ------------
     BOA Future (Base)...............    $      5,247               275              182               341              204
     BOA Future (Rider Option 1).....           1,929               120              193               204              380
     BOA Future (Rider Option 2).....             298                83               94               129                6
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................    $      7,474               478              469               674              590
                                         ============      ============     ============      ============     ============

                                           VEWrldHAs          MSRESec          WPGrInc           WPIntEq        WPPVenCap
                                         ------------      ------------     ------------      ------------     ------------
     BOA Future (Base)...............    $         79               302               61               325              108
     BOA Future (Rider Option 1).....              15               166              130               112              177
     BOA Future (Rider Option 2).....              17                77               28                32                5
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................    $        111               545              219               469              290
                                         ============      ============     ============      ============     ============

(3)   RELATED PARTY TRANSACTIONS

      The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

(4)   COMPONENTS OF CONTRACT OWNERS' EQUITY

      The following is a summary of contract owners' equity at December 31, 1997, for each series, in both the accumulation and payout phases.

                                                                                                                        PERIOD
Contract owners' equity represented by:                      UNITS               UNIT VALUE                             RETURN
                                                           ---------            -----------                             -------
   Contracts in accumulation phase:

      The BEST of AMERICA(R)
      America's FUTURE Annuity(SM) (Base):

         American Century VP -
         American Century VP Income & Growth:
            Tax qualified                                     5,919             $ 10.409767         $   61,615             4%
            Non-tax qualified                                14,727               10.409767            153,305             4%

         American Century VP -
         American Century VP International:
            Tax qualified                                    11,451               10.088106            115,519             1%
            Non-tax qualified                                27,628               10.088106            278,714             1%

         American Century VP -
         American Century VP Value:
            Tax qualified                                    32,890               10.296896            338,665             3%
            Non-tax qualified                                24,450               10.296896            251,759             3%

         The Dreyfus Socially Responsible
         Growth Fund, Inc.:
            Tax qualified                                    13,265               10.171132            134,920             2%
            Non-tax qualified                                28,338               10.171132            288,230             2%

         Dreyfus Stock Index Fund:
            Tax qualified                                   167,229               10.343734          1,729,772             3%
            Non-tax qualified                               220,208               10.343734          2,277,773             3%

         Dreyfus VIF -
         Capital Appreciation Portfolio:
            Tax qualified                                    23,139               10.249990            237,175             2%
            Non-tax qualified                                36,467               10.249990            373,786             2%

         Fidelity VIP -
         Equity-Income Portfolio - Service Class:
            Tax qualified                                   124,825               10.338433          1,290,495             3%
            Non-tax qualified                               152,449               10.338433          1,576,084             3%

         Fidelity VIP -
         Growth Portfolio - Service Class:
            Tax qualified                                    51,944               10.030842            521,042             0%
            Non-tax qualified                                64,880               10.030842            650,801             0%

         Fidelity VIP -
         High Income Portfolio - Service Class:
            Tax qualified                                    90,815               10.126638            919,651             1%
            Non-tax qualified                               114,247               10.126638          1,156,938             1%

         Fidelity VIP -
         Overseas Portfolio - Service Class:
            Tax qualified                                    29,834                9.902344            295,427            (1)%
            Non-tax qualified                                32,688                9.902344            323,688            (1)%

         Fidelity VIP-II -
         Contrafund Portfolio - Service Class:
            Tax qualified                                    94,143                9.954885            937,183             0%
            Non-tax qualified                               137,715                9.954885          1,370,937             0%

         Fidelity VIP-III - Growth Opportunities
         Portfolio - Service Class:
            Tax qualified                                    65,917               10.400464       685,567             4%
            Non-tax qualified                                74,836               10.400464       778,329             4%

         Morgan Stanley -
         Emerging Markets Debt Portfolio:
            Tax qualified                                     3,325               10.425451        34,665             4%
            Non-tax qualified                                 5,093               10.425451        53,097             4%

         Nationwide SAT - Balanced Fund:
            Tax qualified                                    20,941               10.130674       212,146             1%
            Non-tax qualified                                23,584               10.130674       238,922             1%

         Nationwide SAT -
         Capital Appreciation Fund:
            Tax qualified                                    76,048               10.385596       789,804             4%
            Non-tax qualified                                74,609               10.385596       774,859             4%

         Nationwide SAT - Equity Income Fund:
            Tax qualified                                    10,838               10.161693       110,132             2%
            Non-tax qualified                                27,331               10.161693       277,729             2%

         Nationwide SAT - Global Equity Fund:
            Tax qualified                                    15,788               10.102208       159,494             1%
            Non-tax qualified                                12,998               10.102208       131,308             1%

         Nationwide SAT - Government Bond Fund:
            Tax qualified                                    67,127               10.143182       680,881             1%
            Non-tax qualified                               138,589               10.143182     1,405,733             1%

         Nationwide SAT - High Income Bond Fund:
            Tax qualified                                    15,004               10.212505       153,228             2%
            Non-tax qualified                                33,703               10.212505       344,192             2%

         Nationwide SAT - Money Market Fund:
            Tax qualified                                   155,902               10.074129     1,570,577             1%
            Non-tax qualified                               581,682               10.074129     5,859,940             1%

         Nationwide SAT - Multi Sector Bond Fund:
            Tax qualified                                    13,658               10.088793       137,793             1%
            Non-tax qualified                                41,385               10.088793       417,525             1%

         Nationwide SAT -
         Select Advisers Mid Cap Fund:
            Tax qualified                                     3,322                9.949100        33,051            (1)%
            Non-tax qualified                                 5,540                9.949100        55,118            (1)%

         Nationwide SAT - Small Cap Value Fund:
            Tax qualified                                    29,661                9.823904       291,387            (2)%
            Non-tax qualified                                42,125                9.823904       413,832            (2)%

         Nationwide SAT - Small Company Fund:
            Tax qualified                                    26,226                9.613184       252,115            (4)%
            Non-tax qualified                                60,510                9.613184       581,694            (4)%

         Nationwide SAT - Strategic Growth Fund:
            Tax qualified                                     7,333               10.204129        74,827             2%
            Non-tax qualified                                14,559               10.204129       148,562             2%

         Nationwide SAT - Strategic Value Fund:
            Tax qualified                                    12,123               10.147459       123,018             1%
            Non-tax qualified                                13,612               10.147459       138,127             1%

                                                                     (Continued)

         Nationwide SAT - Total Return Fund:
            Tax qualified                                   182,146               10.242940     1,865,711             2%
            Non-tax qualified                               197,787               10.242940     2,025,920             2%

         Neuberger & Berman AMT -
         Guardian Portfolio:
            Tax qualified                                     5,387               10.504106        56,586             5%
            Non-tax qualified                                 9,331               10.504106        98,014             5%

         Neuberger & Berman AMT -
         Mid-Cap Growth Portfolio:
            Tax qualified                                    24,058               11.702355       281,535            17%
            Non-tax qualified                                27,997               11.702355       327,631            17%

         Neuberger & Berman AMT -
         Partners Portfolio:
            Tax qualified                                   123,308               10.132434     1,249,410             1%
            Non-tax qualified                               816,409               10.132434     8,272,210             1%

         Oppenheimer VAF -
         Capital Appreciation Fund:
            Tax qualified                                    17,204                9.533314       164,011            (5)%
            Non-tax qualified                                22,088                9.533314       210,572            (5)%

         Oppenheimer VAF - Growth Fund:
            Tax qualified                                    32,359                9.827325       318,002            (2)%
            Non-tax qualified                                11,808                9.827325       116,041            (2)%

         Oppenheimer VAF -
         Growth & Income Fund:
            Tax qualified                                    18,417               10.259486       188,949             3%
            Non-tax qualified                                39,986               10.259486       410,236             3%

         Van Eck WIT -
         Worldwide Emerging Markets Fund:
            Tax qualified                                     9,145                8.814851        80,612           (12)%
            Non-tax qualified                                18,343                8.814851       161,691           (12)%

         Van Eck WIT -
         Worldwide Hard Assets Fund:
            Tax qualified                                    10,008                8.979477        89,867           (10)%
            Non-tax qualified                                 7,257                8.979477        65,164           (10)%

         Van Kampen American Capital LIT -
         Morgan Stanley Real Estate
         Securities Portfolio:
            Tax qualified                                    32,778               10.338661       338,881             3%
            Non-tax qualified                                27,341               10.338661       282,669             3%

         Warburg Pincus Trust -
         Growth & Income Portfolio:
            Tax qualified                                    11,884               10.373620       123,280             4%
            Non-tax qualified                                 1,514               10.373620        15,706             4%

         Warburg Pincus Trust -
         International Equity Portfolio:
            Tax qualified                                    23,146                9.454794       218,841            (5)%
            Non-tax qualified                                35,372                9.454794       334,435            (5)%

         Warburg Pincus Trust -
         Post Venture Capital Portfolio:
            Tax qualified                                     1,213                9.852750        11,951            (1)%
            Non-tax qualified                                 7,662                9.852750        75,492            (1)%

      The BEST of AMERICA(R)
      America's FUTURE Annuity(SM) (Rider Option 1):

         American Century VP -
         American Century VP Income & Growth:
            Tax qualified                                    11,674               10.408936       121,514             4%
            Non-tax qualified                                 5,571               10.408936        57,988             4%

         American Century VP -
         American Century VP International:
            Tax qualified                                     3,170               10.087297        31,977             1%
            Non-tax qualified                                 9,299               10.087297        93,802             1%

         American Century VP -
         American Century VP Value:
            Tax qualified                                    42,338               10.296077       435,915             3%
            Non-tax qualified                                22,796               10.296077       234,709             3%

         The Dreyfus Socially Responsible
         Growth Fund, Inc.:
            Tax qualified                                    21,267               10.170317       216,292             2%
            Non-tax qualified                                13,946               10.170317       141,835             2%

         Dreyfus Stock Index Fund:
            Tax qualified                                    79,005               10.342909       817,142             3%
            Non-tax qualified                               103,007               10.342909     1,065,392             3%

         Dreyfus VIF -
         Capital Appreciation Portfolio:
            Tax qualified                                    16,809               10.249171       172,278             2%
            Non-tax qualified                                10,034               10.249171       102,840             2%

         Fidelity VIP -
         Equity-Income Portfolio - Service Class:
            Tax qualified                                    80,230               10.337608       829,386             3%
            Non-tax qualified                               101,670               10.337608     1,051,025             3%

         Fidelity VIP -
         Growth Portfolio - Service Class:
            Tax qualified                                    26,495               10.030041       265,746             0%
            Non-tax qualified                                42,184               10.030041       423,107             0%

         Fidelity VIP -
         High Income Portfolio - Service Class:
            Tax qualified                                    28,809               10.125825       291,715             1%
            Non-tax qualified                                38,172               10.125825       386,523             1%

         Fidelity VIP -
         Overseas Portfolio - Service Class:
            Tax qualified                                     6,886                9.901549        68,182            (1)%
            Non-tax qualified                                13,646                9.901549       135,117            (1)%

         Fidelity VIP-II -
         Contrafund Portfolio - Service Class:
            Tax qualified                                    52,859                9.954090       526,163             0%
            Non-tax qualified                                61,145                9.954090       608,643             0%

         Fidelity VIP-III - Growth Opportunities
         Portfolio - Service Class:
            Tax qualified                                    50,299               10.399630       523,091             4%
            Non-tax qualified                                34,840               10.399630       362,323             4%

                                                                     (Continued)

         Morgan Stanley -
         Emerging Markets Debt Portfolio:
            Tax qualified                                     4,517               10.424614        47,088             4%
            Non-tax qualified                                 4,151               10.424614        43,273             4%

         Nationwide SAT - Balanced Fund:
            Tax qualified                                    18,660               10.129864       189,023             1%
            Non-tax qualified                                 7,268               10.129864        73,624             1%

         Nationwide SAT -
         Capital Appreciation Fund:
            Tax qualified                                    42,993               10.384765       446,472             4%
            Non-tax qualified                                34,299               10.384765       356,187             4%

         Nationwide SAT - Equity Income Fund:
            Tax qualified                                    10,109               10.160882       102,716             2%
            Non-tax qualified                                 4,986               10.160882        50,662             2%

         Nationwide SAT - Global Equity Fund:
            Tax qualified                                    10,785               10.101401       108,944             1%
            Non-tax qualified                                 5,708               10.101401        57,659             1%

         Nationwide SAT - Government Bond Fund:
            Tax qualified                                    35,843               10.142367       363,533             1%
            Non-tax qualified                                31,348               10.142367       317,943             1%

         Nationwide SAT - High Income Bond Fund:
            Tax qualified                                    15,211               10.211688       155,330             2%
            Non-tax qualified                                 7,868               10.211688        80,346             2%

         Nationwide SAT - Money Market Fund:
            Tax qualified                                   172,291               10.073279     1,735,535             1%
            Non-tax qualified                               228,200               10.073279     2,298,722             1%

         Nationwide SAT - Multi Sector Bond Fund:
            Tax qualified                                    22,440               10.087985       226,374             1%
            Non-tax qualified                                12,227               10.087985       123,346             1%

         Nationwide SAT -
         Select Advisers Mid Cap Fund:
            Tax qualified                                     5,466                9.948304        54,377            (1)%
            Non-tax qualified                                 4,072                9.948304        40,509            (1)%

         Nationwide SAT - Small Cap Value Fund:
            Tax qualified                                    16,510                9.823118       162,180            (2)%
            Non-tax qualified                                20,577                9.823118       202,130            (2)%

         Nationwide SAT - Small Company Fund:
            Tax qualified                                    30,320                9.612411       291,448            (4)%
            Non-tax qualified                                32,541                9.612411       312,797            (4)%

         Nationwide SAT - Strategic Growth Fund:
            Tax qualified                                     3,708               10.203313        37,834             2%
            Non-tax qualified                                 2,921               10.203313        29,804             2%

         Nationwide SAT - Strategic Value Fund:
            Tax qualified                                     3,022               10.146650        30,663             1%
            Non-tax qualified                                13,153               10.146650       133,459             1%

         Nationwide SAT - Total Return Fund:
            Tax qualified                                    84,236               10.242118       862,755             2%
            Non-tax qualified                                76,652               10.242118       785,079             2%

         Neuberger & Berman AMT -
         Guardian Portfolio:
            Tax qualified                                     8,001               10.503269        84,037             5%
            Non-tax qualified                                14,929               10.503269       156,803             5%

         Neuberger & Berman AMT -
         Mid-Cap Growth Portfolio:
            Tax qualified                                    56,145               11.701424       656,976            17%
            Non-tax qualified                                16,768               11.701424       196,209            17%

         Neuberger & Berman AMT -
         Partners Portfolio:
            Tax qualified                                   195,515               10.131623     1,980,884             1%
            Non-tax qualified                               133,165               10.131623     1,349,178             1%

         Oppenheimer VAF -
         Capital Appreciation Fund:
            Tax qualified                                    11,021                9.532548       105,058            (5)%
            Non-tax qualified                                10,675                9.532548       101,760            (5)%

         Oppenheimer VAF - Growth Fund:
            Tax qualified                                    26,012                9.826536       255,608            (2)%
            Non-tax qualified                                16,143                9.826536       158,630            (2)%

         Oppenheimer VAF -
         Growth & Income Fund:
            Tax qualified                                    15,547               10.258664       159,491             3%
            Non-tax qualified                                15,661               10.258664       160,661             3%

         Van Eck WIT -
         Worldwide Emerging Markets Fund:
            Tax qualified                                    30,479                8.814146       268,646           (12)%
            Non-tax qualified                                15,119                8.814146       133,261           (12)%

         Van Eck WIT -
         Worldwide Hard Assets Fund:
            Tax qualified                                       765                8.978753         6,869           (10)%
            Non-tax qualified                                 4,496                8.978753        40,368           (10)%

         Van Kampen American Capital LIT -
         Morgan Stanley Real Estate
         Securities Portfolio:
            Tax qualified                                     8,443               10.337835        87,282             3%
            Non-tax qualified                                23,459               10.337835       242,515             3%

         Warburg Pincus Trust -
         Growth & Income Portfolio:
            Tax qualified                                    10,462               10.372788       108,520             4%
            Non-tax qualified                                11,043               10.372788       114,547             4%

         Warburg Pincus Trust -
         International Equity Portfolio:
            Tax qualified                                     9,501                9.454036        89,823            (5)%
            Non-tax qualified                                11,346                9.454036       107,265            (5)%

         Warburg Pincus Trust -
         Post Venture Capital Portfolio:
            Tax qualified                                     1,263                9.851960        12,443            (1)%
            Non-tax qualified                                 1,127                9.851960        11,103            (1)%

                                                                     (Continued)

      The BEST of AMERICA(R)
      America's FUTURE Annuity(SM) (Rider Option 2):

         American Century VP -
         American Century VP Income & Growth:
            Tax qualified                                       832               10.408098         8,660             4%
            Non-tax qualified                                 5,236               10.408098        54,497             4%

         American Century VP -
         American Century VP International:
            Tax qualified                                       698               10.086493         7,040             1%
            Non-tax qualified                                 2,265               10.086493        22,846             1%

         American Century VP -
         American Century VP Value:
            Tax qualified                                     1,336               10.295249        13,754             3%
            Non-tax qualified                                 8,217               10.295249        84,596             3%

         The Dreyfus Socially Responsible
         Growth Fund, Inc.:
            Tax qualified                                     4,821               10.169503        49,027             2%
            Non-tax qualified                                 2,598               10.169503        26,420             2%

         Dreyfus Stock Index Fund:
            Tax qualified                                     9,203               10.342079        95,178             3%
            Non-tax qualified                                13,090               10.342079       135,378             3%

         Dreyfus VIF -
         Capital Appreciation Portfolio:
            Tax qualified                                     3,777               10.248351        38,708             2%
            Non-tax qualified                                   706               10.248351         7,235             2%

         Fidelity VIP -
         Equity-Income Portfolio - Service Class:
            Tax qualified                                    18,611               10.336779       192,378             3%
            Non-tax qualified                                36,514               10.336779       377,437             3%

         Fidelity VIP -
         Growth Portfolio - Service Class:
            Tax qualified                                     4,718               10.029235        47,318             0%
            Non-tax qualified                                 9,713               10.029235        97,414             0%

         Fidelity VIP -
         High Income Portfolio - Service Class:
            Tax qualified                                     2,418               10.125013        24,482             1%
            Non-tax qualified                                12,697               10.125013       128,557             1%

         Fidelity VIP -
         Overseas Portfolio - Service Class:
            Tax qualified                                       887                9.900760         8,782            (1)%
            Non-tax qualified                                 9,071                9.900760        89,810            (1)%

         Fidelity VIP-II -
         Contrafund Portfolio - Service Class:
            Tax qualified                                    12,678                9.953285       126,188             0%
            Non-tax qualified                                14,306                9.953285       142,392             0%

         Fidelity VIP-III - Growth Opportunities
         Portfolio - Service Class:
            Tax qualified                                     8,419               10.398800        87,547             4%
            Non-tax qualified                                13,599               10.398800       141,413             4%

         Morgan Stanley -
         Emerging Markets Debt Portfolio:
            Tax qualified                                       204               10.423780         2,126             4%
            Non-tax qualified                                 1,531               10.423780        15,959             4%

         Nationwide SAT - Balanced Fund:
            Tax qualified                                     4,261               10.129053        43,160             1%
            Non-tax qualified                                13,393               10.129053       135,658             1%

         Nationwide SAT -
         Capital Appreciation Fund:
            Tax qualified                                     4,967               10.383931        51,577             4%
            Non-tax qualified                                23,354               10.383931       242,506             4%

         Nationwide SAT - Equity Income Fund:
            Tax qualified                                     2,466               10.160070        25,055             2%
            Non-tax qualified                                 2,603               10.160070        26,447             2%

         Nationwide SAT - Global Equity Fund:
            Tax qualified                                     1,682               10.100588        16,989             1%
            Non-tax qualified                                 3,870               10.100588        39,089             1%

         Nationwide SAT - Government Bond Fund:
            Tax qualified                                    17,678               10.141552       179,282             1%
            Non-tax qualified                                21,953               10.141552       222,637             1%

         Nationwide SAT - High Income Bond Fund:
            Tax qualified                                     2,543               10.210867        25,966             2%
            Non-tax qualified                                15,172               10.210867       154,919             2%

         Nationwide SAT - Money Market Fund:
            Tax qualified                                   109,198               10.072429     1,099,889             1%
            Non-tax qualified                                61,681               10.072429       621,277             1%

         Nationwide SAT - Multi Sector Bond Fund:
            Tax qualified                                     2,097               10.087176        21,153             1%
            Non-tax qualified                                11,411               10.087176       115,105             1%

         Nationwide SAT -
         Select Advisers Mid Cap Fund:
            Tax qualified                                     2,671                9.947507        26,570            (1)%
            Non-tax qualified                                 1,954                9.947507        19,437            (1)%

         Nationwide SAT - Small Cap Value Fund:
            Tax qualified                                     3,373                9.822329        33,131            (2)%
            Non-tax qualified                                 5,548                9.822329        54,494            (2)%

         Nationwide SAT - Small Company Fund:
            Tax qualified                                       453                9.611642         4,354            (4)%
            Non-tax qualified                                12,059                9.611642       115,907            (4)%

         Nationwide SAT - Strategic Growth Fund:
            Tax qualified                                       201               10.202497         2,051             2%
            Non-tax qualified                                 3,231               10.202497        32,964             2%

         Nationwide SAT - Strategic Value Fund:
            Tax qualified                                       227               10.145838         2,303             1%
            Non-tax qualified                                 5,509               10.145838        55,893             1%

         Nationwide SAT - Total Return Fund:
            Tax qualified                                    13,269               10.241300       135,892             2%
            Non-tax qualified                                37,377               10.241300       382,789             2%

                                                                     (Continued)

         Neuberger & Berman AMT -
         Guardian Portfolio:
            Tax qualified                                       590               10.502434         6,196             5%
            Non-tax qualified                                 5,754               10.502434        60,431             5%

         Neuberger & Berman AMT -
         Mid-Cap Growth Portfolio:
            Tax qualified                                     3,696               11.700489        43,245            17%
            Non-tax qualified                                 6,472               11.700489        75,726            17%

         Neuberger & Berman AMT -
         Partners Portfolio:
            Tax qualified                                     9,975               10.130813       101,055             1%
            Non-tax qualified                                40,357               10.130813       408,849             1%

         Oppenheimer VAF -
         Capital Appreciation Fund:
            Tax qualified                                     3,437                9.531780        32,761            (5)%
            Non-tax qualified                                11,150                9.531780       106,279            (5)%

         Oppenheimer VAF - Growth Fund:
            Tax qualified                                     2,404                9.825746        23,621            (2)%
            Non-tax qualified                                 7,972                9.825746        78,331            (2)%

         Oppenheimer VAF -
         Growth & Income Fund:
            Tax qualified                                     1,064               10.257840        10,914             3%
            Non-tax qualified                                15,025               10.257840       154,124             3%

         Van Eck WIT -
         Worldwide Emerging Markets Fund:
            Tax qualified                                       733                8.813437         6,460           (12)%
            Non-tax qualified                                   779                8.813437         6,866           (12)%

         Van Eck WIT -
         Worldwide Hard Assets Fund:
            Tax qualified                                       206                8.978030         1,849           (10)%
            Non-tax qualified                                 1,789                8.978030        16,062           (10)%

         Van Kampen American Capital LIT -
         Morgan Stanley Real Estate
         Securities Portfolio:
            Tax qualified                                       416               10.337004         4,300             3%
            Non-tax qualified                                10,121               10.337004       104,621             3%

         Warburg Pincus Trust -
         Growth & Income Portfolio:
            Tax qualified                                     2,908               10.371958        30,162             4%
            Non-tax qualified                                 4,127               10.371958        42,805             4%

         Warburg Pincus Trust -
         International Equity Portfolio:
            Tax qualified                                       866                9.453278         8,187            (5)%
            Non-tax qualified                                 5,787                9.453278        54,706            (5)%

         Warburg Pincus Trust -
         Post Venture Capital Portfolio:
            Tax qualified                                       830                9.851173         8,176            (1)%
            Non-tax qualified                                 2,366                9.851173        23,308            (1)%
                                                           ========               =========   -----------
                                                                                              $82,185,672
                                                                                              ===========

                          Independent Auditors' Report


The Board of Directors of Nationwide Life Insurance Company and
   Contract Owners of Nationwide Variable Account-9:

      We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide Variable Account-9 as of December 31, 1997, and the related statement of operations and changes in contract owners' equity for the period November 3, 1997 (commencement of operations) through December 31, 1997. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit.

      We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

      In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Variable Account-9 as of December 31, 1997, and the results of its operations and its changes in contract owners' equity for the period November 3, 1997 (commencement of operations) through December 31, 1997, in conformity with generally accepted accounting principles.

                                              KPMG Peat Marwick LLP

Columbus, Ohio
February 6, 1998

                                                                     Bulk Rate
                                                                   U.S. Postage
                                                                      PAID
                                                                  Columbus, Ohio
                                                                  Permit No. 521

NATIONWIDE LIFE INSURANCE COMPANY
HOME OFFICE: ONE NATIONWIDE PLAZA - COLUMBUS, OHIO 43215-2220



Nationwide(R) is a registered federal service mark of Nationwide Mutual Insurance Company